JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Diversified Real Return Fund

Prospectus dated December 29, 2016,

as supplemented

J.P. Morgan Specialty Funds

Security Capital U.S. Core Real Estate

Securities Fund

Prospectus dated May 1, 2016,

as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Prospectus dated July 1, 2016,

as supplemented

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses dated July 1, 2016,

as supplemented

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

Prospectus dated December 29, 2016,

as supplemented

J.P. Morgan Tax Free Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2016,

as supplemented

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

Prospectus dated July 1, 2016,

as supplemented

JPMorgan SmartAllocation Equity Fund

Prospectus dated November 1, 2016,

as supplemented

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2016,

as supplemented

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement 2055 Fund

JPMorgan SmartRetirement 2060 Fund

Prospectus dated November 1, 2016,

as supplemented

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2060 Fund

Prospectus dated November 1, 2016,

as Supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid Advantage Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

SUP-CLASSAC-317

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2016,

as supplemented

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal

Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund

Prospectuses dated July 1, 2016,

as supplemented

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Prospectus dated July 1, 2016,

as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectus dated November 1, 2016,

as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced

Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectus dated November 1, 2016,

as supplemented

JPMORGAN TRUST IV

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectus dated May 31, 2016,

as supplemented

J.P. MORGAN FLEMING MUTUAL FUND

GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2016,

as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT

TRUST

J.P. Morgan U.S Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2016,

as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

Prospectus dated December 29, 2016,

as supplemented

(Class A and Class C Shares)

Supplement dated March 1, 2017

to the Prospectuses as dated above, as supplemented

Effective immediately, the following language is added after the sixth item in the “Waiver of the Class A and Class C CDSC” section in the “Investing with J.P. Morgan Funds” section of each Prospectus:

7. Sold as a return of excess contributions from an IRA Account.

8. Sold to pay JPMDS or a Financial Intermediary account-related fees (only if the transaction is initiated by JPMDS or the Financial Intermediary).

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUSES FOR FUTURE REFERENCE.